SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Inventory			$ 2,272,064	$ 2,247,294
Consulting and services			215,801	323,654
Other			102,109	13,990
Cost of sales	$ 1,431,922	$ 1,356,526	$ 2,589,974	$ 2,584,938